Related party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions
Related party transactions

17.Related party transactions

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2022 and 2023:

Name of related parties	Relationship with the Group
Jimu Group	An entity and its certain subsidiaries that have a high degree of overlap in shareholding with the Group and share one common board members as of December 31, 2022 and 2023.
Shenzhen Xiaogang Technology Co., Ltd (“Shenzhen Xiaogang”)	An entity 100% wholly-owned subsidiary of FT Synergy which the Group holds 15% equity interests
LeaseGo Pty Ltd (“LeaseGo”)	An entity which the Group holds 15.56% equity interests and was no longer a related party since May, 2022 after the Group disposed Pintec Australia Pty Ltd.
Beijing Liangduo Science and Technology Co. Ltd. (“Beijing Liangduo”)	An entity which the Group holds 18% equity interests
Changsha Liangduo Business Consulting Co., Ltd (“Changsha Liangduo”)	An entity which Beijing Liangduo Science and Technology Co., Ltd holds 100% equity interests

(a)The Group entered into the following transactions with related parties:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
(i) Transactions recorded through statement of operations and comprehensive loss
- Cost and expenses allocated from the related party	221	65	—
- Service cost charged by the related party (1)	1,574	75	—
- Collection service fees charged by Beijing Liangduo and Changsha Liangduo	12,746	—	—
- Interest income from loans to the related party	(30)	—	—
- Technical service fees charged to Shenzhen Xiaogang	4,451	9,935	6,696
(ii) Operating transactions
- Accrual of share-based compensation awards to employees of the related party	(2,736)	(1,967)	—
- Collecting principal and interests from borrowers on behalf of the related party (3)	23,586	4,089	4,422
(iii) Financing/Investing transactions
- Net cash advances from the related party (2)	232	286	232
- Proceeds from related parties as funding debt	472	—	—
(1)	The Group entered into a strategic cooperation agreement with Jimu Group on December 31, 2017. Pursuant to the agreement, Jimu Group provided financial guarantee to the investors and charged the Group an asset management fee.
(2)	The Group received cash advances from Jimu Group free of interest mainly for daily operation expenses.
(3)	The Company has played as a business counter-party with Jimu group including loan borrower referrals and collection channel. For purpose of repayments to Jimu Box’s online platform lenders, the repayments from borrowers in connection with the remaining loans funded by Jimu Box has been collected through the Company.

17.Related party transactions (Continued)

(b)	Balances with related parties:

	As of December 31,
	2022	2023
	RMB	RMB
Amounts due from related parties – current:
Amounts due from Jimu Group	857,092	846,655
Amounts due from other related parties	2,280	124
Total current amounts due from related parties	859,372	846,779
Allowance for credit losses	(857,211)	(846,774)
Total current amounts due from related parties, net	2,161	5

Amounts due to related parties – current:
Amounts due to Jimu Group *	294,168	298,821
Amounts due to other related parties	466	525
Total current amounts due to related parties	294,634	299,346
*

As the custody bank account of Jimu Group established for online lending platform business has been frozen following its insolvency and exit from online lending platform business in February 2020, in order to facilitate Jimu Box’s platform unwinding plan, the Company entered into an agreement with Jimu group, under which the Company was obligated to transfer principal and interest collected from the borrowers to the party designated by Jimu group for purpose of Jimu Box’s online borrowers repayments to lenders.

The movement of the allowance for credit losses for the years ended December 31, 2022 and 2023 consist of the following:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the year	858,618	846,266	857,211
Charge-offs*	(2,736)	(1,967)	—
(Reversal)/Addition, net	(6,743)	1,575	(260)
Disposal of SCHL Group	—	—	(12,451)
Foreign currency exchange differences	(2,873)	11,337	2,274
Balance at end of the year	846,266	857,211	846,774

As of December 31, 2019, the Group determined that RMB748,427 of the current balance and RMB107,589 of the noncurrent balance due from Jimu Group were unrecoverable since Jimu Group was insolvent and in February 2020, Jimu Group announced its exit from online lending platform business pursuant to the relative regulations. There are significant outstanding balances on its platform unpaid to investors, which has priority over any other debts of Jimu Group including the balance due to the Group. As a result, a full provision was made to these balances in the year ended December 31, 2019. For the year ended December 31, 2023, the total amounts due from Jimu Group decreased by RMB10,437, primarily due to disposal of SCHL Group.

*

The share-based compensation awards to employees of Jimu Group were recognized in the amount due from Jimu Group. As of December 31, 2021 and 2022, the Group would recognize the amount due from Jimu Group and recognize provision immediately and then charge-off corresponding provision.